Accounting Policies and Estimates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Plant and Equipment Estimated Useful Life
Description	Useful Life (in years)

Leasehold improvements	Life of the underlying lease
Computer and office equipment	3 to5
Furniture and fittings	7 to 10
Computer Software	3 to 5
Vehicles	4 to 5

Description	Useful Life (in years)

Leasehold improvements	Life of the underlying lease
Computer and office equipment	3 to5
Furniture and fittings	7 to 10
Computer Software	3 to 5
Vehicles	4 to 5

Intangible Assets Useful Life
Description	Useful Life (in years)

Betting Platform Software	15
Ulisse Bookmaker License	Indefinite
Multigioco and Rifa ADM Licenses	1.5 - 7
Location contracts	5 - 7
Customer relationships	10 - 15
Trademarks/Tradenames	14
Websites	5

Description	Useful Life (in years)

Betting Platform Software	15
Ulisse Bookmaker License	Indefinite
Multigioco and Rifa ADM Licenses	1.5 - 7
Location contracts	5 - 7
Customer relationships	10 - 15
Trademarks/Tradenames	14
Websites	5